Financial Instruments - Financial Instrument Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / bbl $ / MMBTU $ / Mcf	Dec. 31, 2019 CAD ($) $ / bbl $ / MMBTU $ / Mcf	Dec. 31, 2018 CAD ($)
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase NYMEX/AECO US$0.10/MMBtu (USD per MMBtu) | $ / MMBTU	0.10	0.10
Decrease NYMEX/AECO US$0.10/MMBtu (USD per MMBtu) | $ / MMBTU	0.10	0.10
Increase AECO $0.10/Mcf (CAD per Mcf) | $ / Mcf	0.10	0.10
Decrease AECO $0.10/Mcf (CAD per Mcf) | $ / Mcf	0.10	0.10
Increase WCS differential US$1.00/bbl (USD per bbl) | $ / bbl	1.00	1.00
Decrease WCS differential US$1.00/bbl (USD per bbl) | $ / bbl	1.00	1.00
Decrease AECO $0.10/Mcf (USD per Mcf) | $ / Mcf	0.10	0.10
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase interest rate 1%	1.00%	1.00%
Decrease interest rate 1%	1.00%	1.00%
Increase (decrease) to net earnings		$ (48)	$ (33)
Increase (decrease) to net earnings		48	33
(Increase) decrease to other comprehensive loss		(21)	(21)
(Increase) decrease to other comprehensive loss		24	25
Foreign currency exchange rate risk
Disclosure of detailed information about financial instruments [line items]
Increase exchange rate by US$0.01	$ 0.01
Decrease exchange rate by US$0.01	$ 0.01
Increase (decrease) to net earnings		(103)	(114)
Increase (decrease) to net earnings		100	113
(Increase) decrease to other comprehensive loss		0	0
(Increase) decrease to other comprehensive loss		0	0
AECO basis swap | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		1	0
Increase (decrease) to net earnings		(1)	0
(Increase) decrease to other comprehensive loss		0	0
(Increase) decrease to other comprehensive loss		0	0
AECO Swap | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		(1)	(1)
Increase (decrease) to net earnings		1	1
(Increase) decrease to other comprehensive loss		0	0
(Increase) decrease to other comprehensive loss		0	0
WCS differential swaps | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		0	(5)
Increase (decrease) to net earnings		0	5
(Increase) decrease to other comprehensive loss		0	0
(Increase) decrease to other comprehensive loss		$ 0	$ 0